Post employment benefits - Defined benefit plans (Details) € in Millions, £ in Millions		12 Months Ended
		Mar. 31, 2026 EUR (€)	Mar. 31, 2025 EUR (€)	Mar. 31, 2022 GBP (£)	Mar. 31, 2022 EUR (€)
Defined Benefit Pension Plan
Post employment benefits
Net surplus for funded plans		€ 82	€ 55
Contributions to be paid in next fiscal year		19
Vodafone UK plan
Post employment benefits
Contributions to be paid in next fiscal year			0
Vodafone UK plan | Triennial Actuarial Valuation
Post employment benefits
Net surplus for funded plans				£ 248	€ 284
Vodafone section
Post employment benefits
Net surplus for funded plans	[1]	100	55
Vodafone section | Triennial Actuarial Valuation
Post employment benefits
Net surplus for funded plans				97	111
CWW section
Post employment benefits
Net surplus for funded plans	[1]	€ 77	€ 90
CWW section | Triennial Actuarial Valuation
Post employment benefits
Net surplus for funded plans				£ 151	€ 173

[1]	All net surpluses are reported as non-current assets in the consolidated statement of financial position.